CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (10,457)	$ (10,103)	$ (15,142)
Loss (income) from discontinued operations	(239)	2,676	926
Loss from continuing operations	(10,696)	(7,427)	(14,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	274	454	415
Foreign currency adjustments	(26)	8	16
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,547
Capital loss on sale of property and equipment	(18)	15	(3)
Increase (decrease) in accrued severance pay, net	(26)	(8)	11
Stock-based compensation to employees	549	603	737
Compensation related to shares and warrants granted to non-employees		1	19
Gain from marketable securities, net		(7)	(125)
Decrease (increase) in trade receivables	(77)	9	51
Decrease (increase) in other accounts receivable and prepaid expenses	(277)	(68)	57
Increase (decrease) in trade payables	170	(516)	498
Increase (decrease) in other accounts payable and accruals	(722)	(1,502)	1,229
Loss from Rosetta Green's sale		41
Adjustment for settlement arrangement			94
Increase in deferred revenue			(1,700)
Revaluation of warrants related to share purchase agreement	635	(1,640)	(1,072)
Net cash used in operating activities from continuing operation	(8,667)	(10,037)	(13,989)
Net cash provided by (used in) operating activities from discontinued operations	30	(1,224)	268
Net cash used in operating activities	(8,637)	(11,261)	(13,721)
Cash flows from investing activities:
Purchase of property and equipment	(270)	(11)	(425)
Proceeds from sale of property and equipment	60	168	7
Decrease (increase) in bank deposits	(18)	78	2,952
Purchase of marketable securities			(1,489)
Proceeds and redemption from sale of marketable securities		148	3,889
Decrease (increase) in restricted cash	3	(37)	1,076
Proceeds from sale of Parkway			148
Proceeds from sale of Rosetta Green		814
Net cash provided by (used in) investing activities from continuing operations	(225)	1,160	6,158
Net cash used in investing activities from discontinued operation		(3,687)	(15)
Net cash provided by (used in) investing activities	(225)	(2,527)	6,143
Cash flows from financing activities:
Repayment of capital lease	(28)	(70)	(142)
Receipt of long-term bank loan and capital lease			5
Issuance of convertible loan	1,750
Repayment of convertible loan	(1,547)
Issuance of shares and warrants, net	38,653	9,634	7,113
Net cash provided by financing activities from continuing operation	38,925	9,564	6,976
Net cash provided by financing activities from discounted operation		2,232
Net cash provided by financing activities	38,925	11,796	6,976
Increase (decrease) in cash and cash equivalents	30,063	(1,992)	(602)
Cash and cash equivalents at beginning of period	735	2,727	3,329
Cash and cash equivalents at end of period	30,798	735	2,727
Supplemental disclosure:
Cash paid for interest	288	380
Non-cash activities:
Conversion of convertible notes into RG Ordinary Shares			1,500
Conversion of warrants		729
Amortization of embedded conversion feature	1,547
Cash and cash equivalents of discontinued operations		$ 84